INCOME AND EXPENSES ITEMS	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
INCOME AND EXPENSES ITEMS	INCOME AND EXPENSES ITEMS
7(a)    Other operating income

	2024	2023	2022
	US$’000	US$’000	US$’000
Gain on disposal of investment property	—	—	271
Gain on disposal of assets classified as held for sale	—	—	240
Gain on disposal of property, plant, and equipment	824	39	132
Rental income	264	323	254
Other operating income – others	277	71	129
Total other operating income	1,365	433	1,026
7(b)    Other operating expenses

	2024	2023	2022
	US$’000	US$’000	US$’000
Other operating expenses – others	12	—	3
Total other operating expenses	12	—	3
7.    INCOME AND EXPENSES ITEMS (continued)
7(c)    Net impairment loss on financial and contract assets

	2024	2023	2022
	US$’000	US$’000	US$’000
Impairment for trade receivables (Note 12(a))	582	75	509
Impairment for trade receivables for related parties (Note 25(b))	—	4,565	—
Reversal of impairment for trade receivables for related parties	—	—	(1)
Impairment of other receivable	3	—	—
Total net impairment loss on financial and contract assets	585	4,640	508
7(d)    Finance costs

	2024	2023	2022
	US$’000	US$’000	US$’000
Interest on loans and borrowings	2,083	2,301	1,408
Interest on leases liabilities	85	98	80
Total interest expenses	2,168	2,399	1,488
Bank charges	136	128	162
Total finance costs	2,304	2,527	1,650
7(e)    Finance income

	2024	2023	2022
	US$’000	US$’000	US$’000
Interest income	208	205	120
Total finance income	208	205	120
7(f)    Other income and expenses

	2024	2023	2022
	US$’000	US$’000	US$’000
Government grants	187	74	639
Net (loss)/gain on financial instruments	(234)	196	33
Dividend income	96	97	97
Other income	595	203	120
Other expenses	—	(9)	(3)
Total other income and expenses	644	561	886
7.    INCOME AND EXPENSES ITEMS (continued)
7(g)    Depreciation, amortization and lease expense included in the consolidated income statements

	2024	2023	2022
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – property, plant and equipment	3,874	4,077	4,278
Depreciation – right of use assets	125	133	133
Amortization – intangible assets	25	26	24
Lease expenses	26	1	1
Included in selling expenses:
Depreciation – property, plant and equipment	138	133	116
Depreciation – right of use assets	163	197	167
Lease expenses	1	1	1
Included in general and administrative expenses:
Depreciation – property, plant and equipment	698	580	538
Depreciation – right of use assets	466	456	382
Amortization – intangible assets	40	28	21
Depreciation – investment properties	25	168	176
Lease expenses	15	14	12
Included in research and development expenses:
Depreciation – property, plant and equipment	521	409	—
Depreciation – right of use assets	11	4	—
	6,128	6,227	5,849
7.    INCOME AND EXPENSES ITEMS (continued)
7(h)    Employee benefits expenses

	2024	2023	2022
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	11,802	12,207	12,555
Labor and health insurance costs	80	79	79
Pension costs	736	833	886
Other employee benefits	740	750	734
Included in selling expenses:
Wages and salaries	4,494	4,221	3,881
Labor and health insurance costs	20	10	9
Pension costs	383	359	337
Other employee benefits	44	33	25
Included in general and administrative expenses:
Wages and salaries	8,389	8,116	7,950
Labor and health insurance costs	150	144	103
Pension costs	803	669	608
Director fees	455	323	412
Other employee benefits	182	161	138
Included in research and development expenses:
Wages and salaries	746	676	—
Labor and health insurance costs	33	16	—
Pension costs	64	42	—
Other employee benefits	24	15	—
Total employee benefits expenses	29,145	28,654	27,717